Note 14 - Stock-based Compensation (Details Textual) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2021	Jul. 30, 2021	Jan. 27, 2021	Oct. 14, 2020	Jun. 18, 2013	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2022	Oct. 01, 2021
Common Stock, Shares Authorized						12,000,000		12,000,000		500,000	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum										79.44%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum										119.44%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum										0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum										2.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term										5 years 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares								9,927		10,316
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense						$ 7,000	$ 29,000	$ 55,000	$ 123,000	$ 148,000	$ 124,000
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense						34,000	52,000	156,000	245,000	311,000	267,000
Employees Directors And Consultants [Member]
Share-Based Payment Arrangement, Expense						41,000	81,000	211,000	367,000	459,000	391,000
Non Employee Restricted Shares [Member]
Share-Based Payment Arrangement, Expense						$ 0	$ 10,000	$ 3,000	$ 30,000	$ 40,000	$ 105,000
The 2013 Plan [Member]
Common Stock, Shares Authorized										21,322	19,447	23,197	21,322
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized					1,875
Increase In Aggregate Number Of Shares												1,875	1,875
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant						0		0		5,171
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount						$ 200,000		$ 200,000		$ 181,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition								2 years 1 month 9 days		2 years 5 months 19 days
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount										$ 3,000
The 2013 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		32
The 2013 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)		94
The 2013 Plan [Member] | Restricted Stock [Member] | Board Of Directors And Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)								2,610		297
The 2013 Plan [Member] | Restricted Stock [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)	188		313	32
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Other (in shares)								454		532
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				90 days
The 2013 Plan [Member] | Restricted Stock [Member] | Consultants [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage										8.33%